Share Capital and Share Premium - Additional Information (Details) - £ / shares	Dec. 31, 2025	Apr. 23, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares issued	35,850,321,000		142,037,000	52,860,000
Par value per share	£ 0.0004		£ 0.04	£ 0.04
Redesignated Issued Capital [Member]
Disclosure of classes of share capital [line items]
Number of shares issued		151,923,897
Par value per share		£ 0.04
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued		151,923,897
Deferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued		15,040,465,803
Par value per share		£ 0.0004